Condensed Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total	Preferred Stock [Member] Series A Preferred Stock [Member]	Common Stock to be Issued [Member]
Balance at Dec. 31, 2021	$ 12	$ 12,063,940	$ (13,844,512)	$ (1,764,220)		$ 16,340
Balance, shares at Dec. 31, 2021	1,164,039				1,213
Common stock issued for restricted stock units
Common stock issued for restricted stock units, shares	3,500
Stock-based compensation		237,547		237,547
Net loss			(4,996,069)	(4,996,069)
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated		1,199,916		$ 1,199,916
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated, shares	36,876			105
Warrants issued for financing costs, net of issuance fees of $8,727		14,662		$ 14,662
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated	$ 4	9,951,352		$ 9,951,356
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated, shares	352,443			3,750
Common stock issued for conversion of accrued interest, as restated		16,340				(16,340)
Common stock issued for conversion of accrued interest, as restated, shares	105
Common stock issued for exercise of warrants with settlement of notes payable, as restated	$ 1	2,153,123		2,153,124
Common stock issued for exercise of warrants with settlement of notes payable, as restated, shares	66,250
Common stock issued upon exercise of warrants, as restated
Common stock issued upon exercise of warrants, as restated, shares	22,535
Dividends on Series A convertible preferred stock, as restated		(402,064)		(402,064)
Deemed dividend on extinguishment of Series A Preferred Stock
Deemed dividend on modification of equity-classified warrants
Deemed contribution on conversion of preferred stock and settlement of preferred stock dividend
Common shares issued for dividends on and conversion of Series A convertible preferred stock, as restated		402,064		402,064
Common shares issued for dividends on and conversion of Series A convertible preferred stock, as restated, shares	54,666				(1,213)
Reclassification of fair value of warrant liabilities to equity, as restated		881,553		881,553
Balance at Dec. 31, 2022	$ 17	26,518,433	(18,840,581)	7,677,869
Balance, shares at Dec. 31, 2022	1,700,414
Common stock issued for conversion of accrued interest and principal		104,547		104,547
Common stock issued for conversion of accrued interest and principal, shares	6,375
Stock-based compensation		8,333		8,333
Net loss			(975,097)	(975,097)
Warrants issued for financing costs, net of issuance fees of $8,727		90,816		90,816
Balance at Mar. 31, 2023	$ 17	26,722,129	(19,815,678)	6,906,468
Balance, shares at Mar. 31, 2023	1,706,789
Balance at Dec. 31, 2022	$ 17	26,518,433	(18,840,581)	7,677,869
Balance, shares at Dec. 31, 2022	1,700,414
Common stock issued for restricted stock units, shares	1,876
Net loss				(4,952,223)
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated, shares	297,625
Balance at Sep. 30, 2023	$ 20	29,402,533	(23,792,804)	5,609,749
Balance, shares at Sep. 30, 2023	1,999,915
Balance at Dec. 31, 2022	$ 17	26,518,433	(18,840,581)	7,677,869
Balance, shares at Dec. 31, 2022	1,700,414
Common stock issued for conversion of accrued interest and principal	$ 3	2,697,846		2,697,849
Common stock issued for conversion of accrued interest and principal, shares	297,625
Common stock issued for restricted stock units
Common stock issued for restricted stock units, shares	10,650
Stock-based compensation		181,960		181,960
Net loss			(6,592,723)	$ (6,592,723)
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated, shares				297,625
Warrants issued for financing costs, net of issuance fees of $8,727		90,816		$ 90,816
Common stock issued for cash upon initial public offering and exercise of warrants, net of issuance costs, as restated, shares	297,625
Balance at Dec. 31, 2023	$ 20	29,489,055	(25,433,304)	4,055,771
Balance, shares at Dec. 31, 2023	2,008,689
Balance at Mar. 31, 2023	$ 17	26,722,129	(19,815,678)	6,906,468
Balance, shares at Mar. 31, 2023	1,706,789
Common stock issued for conversion of accrued interest and principal	$ 2	2,163,990		2,163,992
Common stock issued for conversion of accrued interest and principal, shares	228,489
Stock-based compensation		49,522		49,522
Net loss			(2,184,372)	(2,184,372)
Balance at Jun. 30, 2023	$ 19	28,935,641	(22,000,050)	6,935,610
Balance, shares at Jun. 30, 2023	1,935,278
Common stock issued for restricted stock units
Common stock issued for restricted stock units, shares	1,876
Stock-based compensation		37,583		37,583
Net loss			(1,792,754)	(1,792,754)
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated	$ 1	429,309		429,310
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated, shares	62,761
Balance at Sep. 30, 2023	$ 20	29,402,533	(23,792,804)	5,609,749
Balance, shares at Sep. 30, 2023	1,999,915
Balance at Dec. 31, 2023	$ 20	29,489,055	(25,433,304)	4,055,771
Balance, shares at Dec. 31, 2023	2,008,689
Common stock issued for conversion of accrued interest and principal	$ 1	325,297		325,298
Common stock issued for conversion of accrued interest and principal, shares	78,197
Common stock issued for restricted stock units
Common stock issued for restricted stock units, shares	15,625
Stock-based compensation		111,449		111,449
Net loss			(1,731,031)	(1,731,031)
Balance at Mar. 31, 2024	$ 21	29,925,801	(27,164,335)	2,761,487
Balance, shares at Mar. 31, 2024	2,102,511
Balance at Dec. 31, 2023	$ 20	29,489,055	(25,433,304)	4,055,771
Balance, shares at Dec. 31, 2023	2,008,689
Common stock issued for restricted stock units, shares	24,349
Net loss				(7,546,328)
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated, shares	797,345
Common stock issued for reverse stock split fractional share round up, shares	115,716
Balance at Sep. 30, 2024	$ 29	31,664,226	(32,979,632)	(1,315,377)
Balance, shares at Sep. 30, 2024	2,946,099
Balance at Mar. 31, 2024	$ 21	29,925,801	(27,164,335)	2,761,487
Balance, shares at Mar. 31, 2024	2,102,511
Common stock issued for restricted stock units
Common stock issued for restricted stock units, shares	3,722
Stock-based compensation		71,162		71,162
Net loss			(2,031,215)	(2,031,215)
Balance at Jun. 30, 2024	$ 21	29,996,963	(29,195,550)	801,434
Balance, shares at Jun. 30, 2024	2,106,233
Common stock issued for restricted stock units
Common stock issued for restricted stock units, shares	5,002
Stock-based compensation		45,275		45,275
Net loss			(3,784,082)	(3,784,082)
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated	$ 7	1,621,989		1,621,996
Common stock issued upon conversion of convertible debt and exercise of related warrants, as restated, shares	719,148
Common stock issued for reverse stock split fractional share round up	$ 1	(1)
Common stock issued for reverse stock split fractional share round up, shares	115,716
Balance at Sep. 30, 2024	$ 29	$ 31,664,226	$ (32,979,632)	$ (1,315,377)
Balance, shares at Sep. 30, 2024	2,946,099